Significant Accounting Policies (Details 3) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Total revenue	$ 6,045,053	$ 6,235,048	$ 26,071,995	$ 20,603,255
Interactive Revenue [Member]
Total revenue	2,523,234	2,385,785	9,440,179	9,175,243
Interactive Revenue [Member] | Subscription Revenue [Member]
Total revenue	1,286,789	1,227,623	4,823,510	4,964,086
Interactive Revenue [Member] | Virtual Product Revenue [Member]
Total revenue	924,315	923,495	3,699,180	3,093,973
Interactive Revenue [Member] | Social Gaming Revenue [Member]
Total revenue	261,924	104,784	555,643	674,497
Interactive Revenue [Member] | Licensing Revenue [Member]
Total revenue	39,764	125,838	290,164	349,199
Interactive Revenue [Member] | Other Revenue [Member]
Total revenue	$ 10,442	$ 4,045	$ 71,682	$ 93,488